FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2024
Financial assets
Cash and interest-bearing deposits with other banks	$904,486	$904,486	$904,486	$0	$0
Investment securities held-to-maturity	76,960	68,989	0	68,989	0
Other investments (1)	11,570	11,570	1,530	40	10,000
Loans and leases	11,604,987	11,417,941	0	0	11,417,941
Accrued interest receivable	67,420	67,420	0	14,263	53,157

Financial liabilities
Deposits	14,329,138	14,322,815	0	14,322,815	0
Short-term borrowings	755,452	755,452	755,452	0	0
Long-term debt	347,509	346,613	0	346,613	0
Accrued interest payable	43,411	43,411	4,663	38,748	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2023
Financial assets
Cash and interest-bearing deposits with other banks	$1,006,019	$1,006,019	$1,006,019	$0	$0
Investment securities held-to-maturity	80,321	71,688	0	71,688	0
Other investments (1)	20,554	20,554	1,194	10,040	9,320
Loans and leases	10,791,743	10,468,144	0	0	10,468,144
Accrued interest receivable	72,620	72,620	0	15,697	56,923

Financial liabilities
Deposits	13,360,797	13,347,319	0	13,347,319	0
Short-term borrowings	937,814	937,814	937,814	0	0
Long-term debt	344,115	350,426	0	350,426	0
Accrued interest payable	51,454	51,454	15,494	35,960	0
(1) FHLB stock and FRB stock of $103.0 million and $109.4 million as of December 31, 2024 and 2023, respectively, are excluded from the numbers above.
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2024
Assets
Investment securities available-for-sale	$91	$3,139,503	$44,182	$3,183,776
Loans held for sale	0	13,181	0	13,181
Interest rate derivative contracts	0	102,152	0	102,152
Foreign exchange derivative contracts	0	294,418	0	294,418
Interest rate floors	0	387	0	387
Commodities contracts	0	158	0	158
Total	$91	$3,549,799	$44,182	$3,594,072

Liabilities
Interest rate derivative contracts	$0	$102,265	$0	$102,265
Foreign exchange derivative contracts	0	294,418	0	294,418
Interest rate collars	0	619	0	619
Commodities contracts	0	158	0	158
Total	$0	$397,460	$0	$397,460

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2023
Assets
Investment securities available-for-sale	$31,243	$2,956,938	$32,945	$3,021,126
Loans held for sale	0	9,213	0	9,213
Interest rate derivative contracts	0	117,344	0	117,344
Foreign exchange derivative contracts	0	145,556	0	145,556
Interest rate floors	0	6,896	0	6,896
Total	$31,243	$3,235,947	$32,945	$3,300,135

Liabilities
Interest rate derivative contracts	$0	$118,105	$0	$118,105
Foreign exchange derivative contracts	0	145,556	0	145,556
Total	$0	$263,661	$0	$263,661

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2024, 2023 and 2022.

(dollars in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Beginning balance	$32,945	$35,857	$38,181
Accretion (amortization)	(93)	(104)	(56)
Increase (decrease) in fair value	(865)	(99)	45
Purchases (settlements)	(4,977)	(2,709)	(2,313)
Transfers into level 3	17,172	0	0
Ending balance	$44,182	$32,945	$35,857

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2024
Assets
Collateral dependent loans
Commercial & industrial	$0	$0	$793
Lease financing	0	0	1,012

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2023
Assets
Collateral dependent loans
Commercial	$0	$0	$1,795
Commercial real estate	0	0	13,538
OREO	0	0	106